Income tax - Income tax rates (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Corporate income tax rate	30.00%	30.00%	30.00%
Employee wages and benefits tax deductible (as a percent)	47.00%
Withholding tax on dividends distributions (as a percent)	10.00%
Consolidated basis tax income	$ 938,304	$ 777,513	$ 171,046
Maximum
Income tax
Employee wages and benefits tax deductible (as a percent)	53.00%
Guatemala
Income tax
Corporate income tax rate	25.00%	25.00%	25.00%
Costa Rica
Income tax
Corporate income tax rate	30.00%	30.00%	30.00%
Period in which tax losses can be carried forward	3 years
El Salvador
Income tax
Corporate income tax rate	30.00%	30.00%	30.00%
Mexico
Income tax
Period in which tax losses can be carried forward	10 years